SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Interest income and Risk reserve liability (Details)		12 Months Ended
	Feb. 01, 2017	Mar. 31, 2018 USD ($) item	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Interest income
Interest income		$ 590,122
Investor protection service
Risk reserve liability
Number of portfolios | item		2
Time limit on receiving payment for unpaid interest and principle		0 years
Movement of risk reserve liability
Opening balance			$ 2,717,335	$ 927,763
Liability arising at the inception of loans			7,041,697	5,715,313
Release on expiration			(2,168,547)	(3,699,071)
Payout			(2,470,347)	(143,733)
Foreign exchange translation impact			(226,548)	(82,937)
Subtotal			4,893,590	2,717,335
Transferred to insurance company			$ (4,893,590)
Ending Balance				$ 2,717,335
Investor protection service | Insurance Agreement
Risk reserve liability
Term of agreement	1 year
Secured loans | Investor protection service
Risk reserve liability
Risk reserve liability rate for loan principal amount plus interest		1.00%
Credit loans | Investor protection service
Risk reserve liability
Risk reserve liability rate for loan principal amount plus interest		2.00%
Credit loans | Investor protection service | Insurance Agreement
Risk reserve liability
Percentage of insurance fee on borrowings	2.00%